SUPPLEMENT DATED MAY 1, 2026
TO PROSPECTUS AND UPDATING SUMMARY PROSPECTUS DATED MAY 1, 2025
FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE
ISSUED BY
DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT I
Prime Variable Universal Life Insurance is an individual flexible premium combination fixed and variable universal life policy (“the Policy”) issued by Delaware Life Insurance Company (the “Company”).
This supplement summarizes key features of the Policy. This supplement also provides a summary of the Policy features that have changed since the prospectus dated May 1, 2025, as supplemented. This may not reflect all the changes that have occurred since you entered into your Policy.
The prospectus for the Policy dated May 1, 2025, as supplemented, contains more information about the Policy including its features, benefits, and risks. If you have any questions about the Policy and wish to talk to a representative, you may call (877) 253-2323. You can find the May 1, 2025 Policy prospectus, the current prospectuses for the Funds and other information about the Policy online at https://dfinview.com/DelawareLife/TAHD/86680A608?site=Life. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling (800) 477-6545, or by sending an email request to customer.relations@delawarelife.com.
Financial statements of Delaware Life Variable Account I (the “Variable Account”) for the year ended December 31, 2025 can be found online at https://dfinview.com/DelawareLife/TAHD/86680A608?site=Life You can also obtain these financial statements at no cost at https://dfinreports.com/delawarelife, by calling (800)-477-6545, or by sending an email request to customer.relations@delawarelife.com.
NOTE REGARDING THE AVAILABILITY OF THE COMPANY’S AUDITED FINANCIAL STATEMENTS
The financial guarantees we provide under your Policy are supported by the Company’s general account and are subject to the Company’s financial strength and claims-paying ability. Audited financial statements for the Company for the year-ended December 31, 2025 are not yet available, pending completion of the audit by the Company’s independent certified public accountant. The Company’s audited financial statements are delayed due to an ongoing review of the Company’s affiliate and related-party transactions. As of the date of this supplement, it is uncertain when the Company’s 2025 audited financial statements will become available.
The variable investment options offered under the Policy are supported by the Variable Account, not the Company’s general account. Financial statements of the Variable Account for the year-ended December 31, 2025 are available and may be obtained as instructed above.
During the delay in finalizing the Company’s 2025 audited financial statements, you may continue to make transactions under the terms of your Policy, including:
●
Making additional premium payments into your Policy (if otherwise permitted);
●
Transferring or reallocating your Policy Value among investment options; and
●
Any other transactions permitted under your Policy.
Notice will be provided once the Company’s 2025 audited financial statements are available. Please contact us at (800) 477-6545 with any questions regarding the Company’s financial statements or your Policy.
Additional information about certain investment products, including variable life policies has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this supplement is accurate or complete. Any representation to the contrary is a criminal offense.

GLOSSARY OF POLICY TERMS
Account Value: The sum of the amounts in each Variable Sub-Account and the Fixed Account with respect to a Policy. Account Value does not include Policy Debt. Policy Debt, which includes the amount of loans and interest charged, is not deducted from Account Value. It is reflected in the amounts received upon surrender or payment of Policy Proceeds. It is also reflected in the amount of total Account Value that may be borrowed against.
Class: The risk and underwriting classification of the Insured.
Fixed Account: The portion of the Account Value funded by assets invested in our general account.
Fund: A mutual fund portfolio in which a Variable Sub-Account invests.
Initial Premium: The amount necessary to put the coverage in force. Generally, this is two Minimum Monthly Premiums. The Initial Premium is shown in the Policy.
Insured: The person on whose life a Policy is issued.
Minimum Monthly Premium: The Initial Premium is two Minimum Monthly Premiums. The Minimum Monthly Premium is determined by the Specified Face Amount, death benefit option election, optional rider election and risk and underwriting classification of the Insured.
Monthly Cost of Insurance: A deduction made on a monthly basis for the Specified Face Amount provided by the Policy and for the Waiver of Monthly Deductions rider, Payment of Stipulated Amount rider, Supplemental Insurance rider and Enhanced Cash Surrender Benefit rider.
No-Lapse Guarantee Period: The term when the Policy will not terminate if the premiums paid less partial withdrawals less Policy Debt exceed the sum of Minimum Monthly Premiums from the Policy Date to the Valuation Date. The No-Lapse Guarantee Period is based on the Insured’s age. It may vary in length by state but may not exceed 20 years.
Policy: The form issued by Delaware Life Insurance Company and is a contract between the policyowner and the Company.
Policy Debt: The principal amount of any outstanding loan against the Policy, plus accrued but unpaid interest on such loan.
Policy Proceeds: The amount determined in accordance with the terms of the Policy which is payable at the death of the Insured. This amount is the death benefit, decreased by the amount of any outstanding Policy Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.
Policy Year: A Policy Year is a one-year period commencing on the Policy Date or any Anniversary and ending on the next Anniversary.
Premium Expense Charge: A percentage charge deducted from each premium payment.
Specified Face Amount: The amount of life insurance coverage You request as specified in the Policy.
Sub-Accounts: Sub-accounts into which the assets of the Variable Account are divided. Also known as variable investment options.
Target Premium: An amount of premium specified as such in the Policy, used to determine the amount of commissions paid by the Company to the Selling Broker-Dealer.
Variable Account: Delaware Life Variable Account I.

Variable Sub-Accounts: Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You.
You: The owner of the Policy.

UPDATED INFORMATION ABOUT THE POLICY
The information in this supplement is a summary of the Policy features that have changed since the prospectus dated May 1, 2025. This may not reflect all the changes that have occurred since you entered into your Policy.
 Audited financial statements for the Company for the year ended December 31, 2025 are not yet available. Please refer to the Cover Page for more information.
Changes Affecting the Funds
Adviser
For the Acorn Fund, effective July 7, 2025, Columbia Management Investment Advisers, LLC replaced Wanger Asset Management LLC as adviser of the Fund.
Subadviser
For Templeton Growth VIP Fund, effective August 1, 2025, Templeton Asset Management Ltd. no longer serves as sub-adviser of the Fund.
Reorganization
On April 24, 2026, M Fund Inc. reorganized into Northern Lights Fund Trust II and the following Funds became series of Northern Lights Fund Trust II: M Capital Appreciation Fund, M International Equity Fund, M Large Cap Growth Fund and M Large Cap Value Fund.
Name Changes
Current Fund Name	New Fund Name
Columbia Variable Portfolio-Large Cap Growth Fund	Columbia Variable Portfolio-Cornerstone Growth Fund
Wanger Acorn Fund	Columbia Variable Portfolio - Acorn Fund
Expenses and Performance Information
The expenses and performance information have been updated and are reflected in Appendix A-Funds Available under the Policy and Fees and Expenses in this supplement.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE POLICY
	FEES AND EXPENSES			Location In The Prospectus
Charges for Early Withdrawals
If You surrender your Policy in the first 10 years or within the first 10 years after an increase in the Specified Face Amount, we will apply a surrender charge to the initial Specified Face Amount and to each increase in the
Specified Face Amount other than an increase resulting from a change in the death benefit option. If You make an early withdrawal, the Maximum
Charge would be $4,013 based on an initial Specified Face Amount of
$100,000.
FEE TABLE – TRANSACTION FEES SURRENDERS AND SURRENDER CHARGES
Transaction Charges
In addition to charges for early withdrawals, You may be charged for transactions under the Policy. A front-end load may be charged on each premium payment. The front-end load for premiums up to and including the
Target Premium differs from the front-end load for premiums in excess of the Target Premium. You may be charged for requested Policy illustrations.
If You elect an accelerated benefit under the Accelerated Benefits Rider, the payment may be subject to certain deductions. If the Loan Lapse Protection
Rider is elected, a front-end load may be charged on the Election Date.
Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer after the first 12 transfers per Policy Year.
FEE TABLE – TRANSACTION FEES CHARGES, DEDUCTIONS AND REFUNDS TRANSFER PRIVILEGES SUPPLEMENTAL BENEFITS
Ongoing Fees and Expenses
In addition to charges for early withdrawals and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of the optional benefit available under the Policy. Certain fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should view your Policy specifications page for rates applicable to your Policy. You will also bear expenses associated with the Funds under the Policy, as shown in the following table:
FEE TABLE CHARGES, DEDUCTIONS AND REFUNDS APPENDIX A - FUNDS AVAILABLE UNDER THE POLICY (Located In This Supplement)
	Annual Fee	Minimum	Maximum
	Investment Options (Fund fees and expenses)[1]	0.34%[1]	3.38%[1]
[1] As a percentage of Fund net assets.

	RISKS	Location In The Prospectus
Risk of Loss	You can lose money by investing in the Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Not a Short-Term Investment
●The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
●Full surrender of this Policy is discouraged in the early Policy Years because the front-end loads on premiums are higher in those years.
●Upon partial surrender, your death benefit protection may be reduced and your risk of lapse will increase. You may partially surrender the Policy only once per year and only after the Policy has been in force for one year.
●If You fully or partially surrender the Policy, You may be subject to income taxes and potential tax penalties. There may be tax consequences associated with Policy loans.

Risks Associated with Investment Options
●An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the
Investment Options available under the Policy (e.g., the Funds).
●Each Investment Option (including the Fixed Account) has its own unique risks.
●You should review the Investment Options before making an investment decision.

Insurance Company Risks
●An investment in the Policy is subject to the risks related to the Company.
●Any Company obligations (including under the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of the
Company.
●Additional information about the Company, including its financial strength ratings, is available upon request by calling (877) 253-2323 or visiting https://www.delawarelife.com/our-company.
●Audited financial statements for the Company for the year ended
December 31, 2025 are not yet available. Please refer to the Cover
Page for more information.

Policy Lapse
●Death benefits will not be paid if the Policy has lapsed.
●Poor investment performance, insufficient premiums, fees and charges, partial surrenders, and unpaid loans or loan interest could cause your
Policy to lapse and You could lose your insurance coverage.
●There are costs associated with reinstating a lapsed Policy
●The Policy will not terminate due to insufficient value if You are within the No-Lapse Guarantee Period and You have paid sufficient premium to satisfy the “minimum premium test”
●The Policy will not terminate due to insufficient value if the Loan Lapse
Protection Rider is in effect and all conditions thereunder have been met.
INSUFFICIENT VALUE

	RESTRICTIONS	Location In The Prospectus
Investments
●Certain Investment Options may not be available under your Policy.
●Transfers from the Fixed Account are subject to special restrictions that may prolong the time it takes to transfer Account Value from the Fixed
Account.
●Transfers between the Fund options are subject to additional restrictions designed to prevent short-term and disruptive trading.
●All transfers are subject to our consent, and we reserve the right to impose limitations on transfers.
●We reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Policy Year.
●We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20.
●We reserve the right to remove or substitute Funds as Investment Options.
APPENDIX A – FUNDS AVAILABLE UNDER THE POLICY (Located In This Supplement) TRANSFER PRIVILEGES MODIFICATION

	RESTRICTIONS (CONT.)	Location In The Prospectus
Optional Benefits
●There is a charge for this rider.
●Must be elected at issue.
●Cannot elect both this rider and the Payment of Stipulated Amount Rider.
●Disability must begin while this rider is in force and continue for 6 months.
●Requires proof of eligibility.
SUPPLEMENTAL BENEFITS – Waiver of Monthly Deductions Rider
●There is a charge for this rider.
●Must be elected at issue.
●You must choose the amount of the monthly payment on your application.
●Payments continue while the disability continues but no later than the end of the payment option at the Insured’s age 65 or 70.
●Does not guarantee that Account Value will be sufficient to keep the
Policy in force.
●Cannot elect both this rider and the Waiver of Monthly Deductions Rider.
●Disability must begin while this rider is in force and continue for 6 months.
●Requires proof of eligibility.
SUPPLEMENTAL BENEFITS – Payment of Stipulated Amount Rider
●There is a charge for this rider.
●Must be elected at issue.
●Cannot be discontinued by You.
●Does not provide a waiver for surrenders made as part of a tax-free exchange.
●Cannot elect both this rider and the Long Term Accumulation rider.
SUPPLEMENTAL BENEFITS – Enhanced Cash Surrender Value Rider
●Must be elected at issue.
●Cannot be discontinued by You.
●Significantly increases certain Policy charges (Premium Expense Charge,
Monthly Expense Charge, Monthly Cost of Insurance Charge).
●No asset credit will be paid unless the Policy’s persistency, mortality experience and expense assumptions are at least as favorable as those assumed by the Company at issue.
●No guaranteed minimum asset credit.
●Cannot elect both this rider and the Enhanced Cash Surrender Value
Rider.
SUPPLEMENTAL BENEFITS – Long Term Accumulation Rider
●There is a charge for this rider.
●Additional underwriting requirements may apply.
●Scheduled face amount increases are only available if you elect death benefit option A.
●Scheduled increases terminate if You change from death benefit option A.
●Scheduled increases terminate if You decrease the face amount.
●No-Lapse Guarantee applies to this rider for only 5 years, and not for the
No-Lapse Guarantee Period on the base Policy.
●Rider terminates when the Insured reaches Attained Age 121.
SUPPLEMENTAL BENEFITS – Supplemental Insurance Rider

	TAXES	Location In The Prospectus
Tax Implications
●You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
●There is no additional tax benefit if the Policy is purchased through a tax-qualified plan.
●Full and partial surrenders will be subject to ordinary income tax, and may be subject to tax penalties.
ABOUT THE POLICY FEDERAL INCOME TAX CONSIDERA - TIONS
	CONFLICTS OF INTEREST	Location In The Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the
Policy to You, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Policy with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Policy over another investment.
DISTRIBUTION OF POLICY
Exchanges
Some investment professionals may have a financial incentive to offer You a new policy in place of the one You already own. You should only exchange a policy you already own if you determine, after comparing the features, fees, and risks of both policies, and any fees or penalties to terminate the existing policy, that it is better for You to purchase the new policy rather than continue to own your existing policy.

APPENDIX A - FUNDS
AVAILABLE UNDER THE POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/86680A608?site=Life. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (877) 253-2323, or by sending an email request to Customer.Relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Allocation - Moderate	AB Variable Products Series Fund, Inc. Balanced Hedged Allocation Portfolio Class B1	AllianceBernstein, L.P.	0.98%[2]	17.36%	5.64%	6.74%
Equity - Global Large Cap	AB Variable Products Series Fund, Inc. International Value Portfolio Class B	AllianceBernstein, L.P.	1.17%	41.27%	10.19%	6.37%
Allocation - Moderate	BlackRock Variable Series Funds, Inc. BlackRock Global Allocation V.I. Fund Class III	BlackRock Advisors, LLC / BlackRock International Limited, BlackRock (Singapore) Limited	1.01%[2]	19.42%	5.51%	7.33%
Equity - US Small Cap	Columbia Funds Variable Insurance Trust Acorn Fund[1]	Columbia Management Investment Advisers, LLC	0.91%[2]	4.47%	1.02%	8.66%
Equity - US Large Cap Growth	Columbia Funds Variable Series Trust II Columbia Variable Portfolio – Cornerstone Growth Fund[3] Class 2	Columbia Management Investment Advisers, LLC	0.97%	15.85%	13.75%	15.69%
Equity - US Small Cap	Deutsche DWS Investments VIT Funds DWS Small Cap Index VIP Class B4	DWS Investment Management Americas, Inc. / Northern Trust Investments, Inc.	0.66%[2]	12.37%	5.54%	9.03%
Allocation - Moderate	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Balanced Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity - US Large Cap Growth	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Contrafund® Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.24%	15.08%	15.49%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2015 Portfolio Service Class 2[4]	Fidelity Management & Research Company, LLC	0.66%	11.66%	3.73%	6.33%
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2020 Portfolio Service Class 2[4]	Fidelity Management & Research Company, LLC	0.69%	12.99%	4.57%	7.11%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Allocation - Target Date	Variable Insurance Products Fund V Fidelity® Variable Insurance Products Freedom 2030 Portfolio Service Class 2[4]	Fidelity Management & Research Company, LLC	0.74%	15.16%	5.98%	8.61%
Equity - US Large Cap Blend	Variable Insurance Products Fund II Fidelity® Variable Insurance Products Index 500 Portfolio Service Class 2	Fidelity Management & Research Company, LLC / Geode Capital Management, LLC	0.34%	17.48%	14.03%	14.42%
Equity - US Mid Cap	Variable Insurance Products Fund III Fidelity® Variable Insurance Products Mid Cap Portfolio Service Class 2	Fidelity Management & Research Company, LLC / FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	11.49%	9.83%	10.31%
Equity - International All Cap	First Eagle Variable Funds First Eagle Overseas Variable Fund	First Eagle Investment Management, LLC	1.21%[2]	37.47%	9.02%	7.61%
Allocation - Moderate	Franklin Templeton Variable Insurance Products Trust Franklin Allocation VIP Fund Class 2[4]	Franklin Advisers, Inc. / Templeton Global Advisors Limited, Franklin Templeton Institutional, LLC, Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Western Asset Management Company, LLC, Western Asset Management Company Limited	0.82%[2]	12.60%	5.73%	7.32%
Allocation - Cautious	Franklin Templeton Variable Insurance Products Trust Franklin Income VIP Fund Class 2	Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Allocation -Large Cap Equity	Franklin Templeton Variable Insurance Products Trust Franklin Mutual Shares VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Equity - US Small Cap	Franklin Templeton Variable Insurance Products Trust Franklin Small Cap Value VIP Fund Class 2	Franklin Mutual Advisers, LLC	0.91%[2]	7.65%	8.86%	9.81%
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin Strategic Income VIP Fund Class 2	Franklin Advisers, Inc.	1.07%[2]	7.24%	1.92%	3.10%
Fixed Income - US	Franklin Templeton Variable Insurance Products Trust Franklin U.S. Government Securities VIP Fund Class 2[1]	Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Equity - US Mid Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. American Value Fund Series II	Invesco Advisers, Inc.	1.14%	20.76%	17.56%	12.01%
Equity - US Large Cap Value	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Comstock Fund Series II	Invesco Advisers, Inc.	1.00%	17.14%	15.14%	11.67%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Core Equity Fund Series I	Invesco Advisers, Inc.	0.80%	16.17%	12.81%	11.73%
Equity - US Large Cap Growth	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Discovery Large Cap Fund Series II	Invesco Advisers, Inc.	1.05%[2]	12.53%	11.41%	13.94%
Allocation - Moderate	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Equity and Income Fund Series II	Invesco Advisers, Inc.	0.82%	12.52%	8.68%	8.64%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. EQV International Equity Fund Series I	Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Equity - Global Large Cap	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Global Fund Series II	Invesco Advisers, Inc.	1.06%	15.02%	7.01%	10.72%
Equity - US Large Cap Blend	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Main Street Fund® Series II1	Invesco Advisers, Inc.	1.05%[2]	15.64%	12.19%	12.25%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® Blended Research® Small Cap Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.58%[2]	5.76%	6.92%	9.10%
Allocation - Cautious	MFS® Variable Insurance Trust III MFS® Conservative Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.70%	10.00%	3.09%	5.70%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Service Class	Massachusetts Financial Services Company	0.88%[2]	7.30%	-0.32%	3.06%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Service Class	Massachusetts Financial Services Company	1.48%[2]	33.35%	4.11%	7.65%
Equity - Real Estate Sector	MFS® Variable Insurance Trust III MFS® Global Real Estate Portfolio Initial Class	Massachusetts Financial Services Company	0.90%[2]	3.53%	1.32%	5.01%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Service Class	Massachusetts Financial Services Company	1.03%[2]	15.21%	4.60%	5.40%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Service Class	Massachusetts Financial Services Company	0.81%[2]	6.63%	-0.94%	1.03%
Allocation - Aggressive	MFS® Variable Insurance Trust III MFS® Growth Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.80%	12.18%	6.19%	9.22%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[2]	12.19%	11.10%	15.60%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[2]	8.65%	3.87%	5.56%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Inflation-Adjusted Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.60%[2]	8.63%	-3.09%	1.10%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Service Class	Massachusetts Financial Services Company	1.13%[2]	20.81%	6.80%	9.60%
Fixed Income - US	MFS® Variable Insurance Trust III MFS® Limited Maturity Portfolio Initial Class	Massachusetts Financial Services Company	0.48%[2]	5.83%	2.56%	2.70%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.81%[2]	3.66%	3.26%	11.60%
Equity - US Mid Cap	MFS® Variable Insurance Trust III MFS® Mid Cap Value Portfolio Initial Class	Massachusetts Financial Services Company	0.79%[2]	5.98%	10.18%	9.95%
Allocation - Moderate	MFS® Variable Insurance Trust III MFS® Moderate Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.72%	11.29%	4.82%	7.62%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[2]	12.96%	-0.28%	10.74%
Equity - US Small Cap	MFS® Variable Insurance Trust III MFS® New Discovery Value Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[2]	3.08%	8.48%	10.58%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Service Class	Massachusetts Financial Services Company	1.15%[2]	21.75%	5.25%	7.27%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust MFS® Research Series Initial Class	Massachusetts Financial Services Company	0.74%[2]	12.85%	11.15%	12.93%
Fixed Income - US	MFS® Variable Insurance Trust MFS® Total Return Bond Series Initial Class	Massachusetts Financial Services Company	0.53%[2]	7.17%	0.15%	2.63%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Service Class	Massachusetts Financial Services Company	0.86%[2]	10.91%	6.16%	7.36%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[5]	Massachusetts Financial Services Company	0.45%[2]	3.85%	2.87%	1.77%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Service Class	Massachusetts Financial Services Company	1.03%[2]	14.76%	7.38%	9.22%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[2]	13.01%	9.95%	10.05%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Service Class	Massachusetts Financial Services Company	0.94%[2]	12.77%	9.69%	9.77%
Equity - US Mid Cap	Morgan Stanley Variable Insurance Fund, Inc. Discovery Portfolio Class II	Morgan Stanley Investment Management, Inc.	1.05%[2]	12.44%	-5.46%	14.04%
Equity - US Small Cap	Northern Lights Fund Trust II M Capital Appreciation Fund[6]	M Financial Investment Advisers, Inc. / Frontier Capital Management Company, LLC	0.95%	18.06%	9.10%	11.24%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/25)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	Northern Lights Fund Trust II M International Equity Fund[6]	M Financial Investment Advisers, Inc. / Dimensional Fund Advisors LP	0.62%	32.44%	8.77%	6.99%
Equity - US Large Cap Growth	Northern Lights Fund Trust II M Large Cap Growth Fund[6]	M Financial Investment Advisers, Inc. / Federated Hermes, Inc.	0.53%	19.61%	12.43%	15.06%
Equity - US Large Cap Value	Northern Lights Fund Trust II M Large Cap Value Fund[6]	M Financial Investment Advisers, Inc. / Brandywine Global Investment Management, LLC	0.60%	17.31%	13.92%	9.61%
Commodities Broad Basket	PIMCO Variable Insurance Trust PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class	Pacific Investment Management Company LLC	3.19%[2]	18.79%	10.55%	6.54%
Fixed Income - Emerging Markets	PIMCO Variable Insurance Trust PIMCO Emerging Markets Bond Portfolio Administrative Class	Pacific Investment Management Company LLC	1.17%	14.98%	2.44%	5.06%
Allocation - Moderate	PIMCO Variable Insurance Trust PIMCO Global Managed Asset Allocation Portfolio Administrative Class	Pacific Investment Management Company LLC	1.21%[2]	21.90%	7.02%	7.98%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Real Return Portfolio Administrative Class[1]	Pacific Investment Management Company LLC	1.39%	7.85%	1.21%	3.21%
Fixed Income - US	PIMCO Variable Insurance Trust PIMCO Total Return Portfolio Administrative Class[1]	Pacific Investment Management Company LLC	0.73%	8.89%	0.02%	2.36%
Equity - Global Large Cap	Franklin Templeton Variable Insurance Products Trust Templeton Growth VIP Fund Class 2	Templeton Global Advisors Limited / Templeton Asset Management Ltd.	1.12%[2]	23.83%	7.95%	7.04%

1
Only available for investment under Policies with Investment Start Dates prior to October 6, 2008.
2
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
3
Prior to May 1, 2026, the name of this fund was Columbia Variable Portfolio - Large Cap Growth Fund.
4
Not available for investment of new premium or transfers on and after November 15, 2010.
5
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.
6
Prior to April 24, 2026, this fund was a series of M Fund, Inc.

The prospectus and statement of additional information (SAI) dated May 1, 2025, as supplemented, include additional information. The prospectus and SAI are available, without charge, upon request at https://dfinreports.com/DelawareLife. You can request the prospectus and SAI, or other information at no cost by calling (877) 253-2323, or by sending an email request to customer.relations@delawarelife.com. You can also access other information about the Policy online at https://dfinview.com/DelawareLife/TAHD/86680A608?site=Life.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000051352